LEASING - Right-of-use assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of changes in the Right-of-use assets
Balance at beginning of the year	R$ 960,876	R$ 861,744
Balance at end of the year	1,182,654	960,876	R$ 861,744
Gross carrying amount
Summary of changes in the Right-of-use assets
Balance at beginning of the year	1,824,675	1,498,836	1,281,690
Additions	678,196	325,615	221,046
Disposals	(256,876)	(94,922)	(137,785)
Remeasurements	48,074	160,041	106,391
Results in operations with subsidiary and joint ventures (note 3.4)			(3,196)
Foreign exchange effect	(96,154)	(64,895)	30,690
Balance at end of the year	2,197,915	1,824,675	1,498,836
Accumulated depreciation
Summary of changes in the Right-of-use assets
Balance at beginning of the year	(863,799)	(637,092)	(466,379)
Depreciation	(430,860)	(326,868)	(291,134)
Disposals	253,819	91,143	133,631
Results in operations with subsidiary and joint ventures (note 3.4)			2,090
Foreign exchange effect	25,579	9,018	(15,300)
Balance at end of the year	(1,015,261)	(863,799)	(637,092)
Land and buildings
Summary of changes in the Right-of-use assets
Balance at beginning of the year	335,772	236,190
Balance at end of the year	311,129	335,772	236,190
Land and buildings | Gross carrying amount
Summary of changes in the Right-of-use assets
Balance at beginning of the year	562,187	392,999	301,940
Additions	45,736	157,577	48,504
Disposals	(7,134)	(4,339)	(5,621)
Remeasurements	26,615	33,801	40,024
Foreign exchange effect	(28,128)	(17,851)	8,152
Balance at end of the year	599,276	562,187	392,999
Land and buildings | Accumulated depreciation
Summary of changes in the Right-of-use assets
Balance at beginning of the year	(226,415)	(156,809)	(97,619)
Depreciation	(77,771)	(77,668)	(59,284)
Disposals	8,475	4,277	3,668
Foreign exchange effect	7,564	3,785	(3,574)
Balance at end of the year	(288,147)	(226,415)	(156,809)
Machines, equipment, and installations
Summary of changes in the Right-of-use assets
Balance at beginning of the year	427,360	462,382
Balance at end of the year	677,541	427,360	462,382
Machines, equipment, and installations | Gross carrying amount
Summary of changes in the Right-of-use assets
Balance at beginning of the year	909,709	830,835	738,330
Additions	580,722	80,759	135,652
Disposals	(241,191)	(89,751)	(109,947)
Remeasurements	11,357	112,946	55,866
Results in operations with subsidiary and joint ventures (note 3.4)			(2,894)
Foreign exchange effect	(54,981)	(25,080)	13,828
Balance at end of the year	1,205,616	909,709	830,835
Machines, equipment, and installations | Accumulated depreciation
Summary of changes in the Right-of-use assets
Balance at beginning of the year	(482,349)	(368,453)	(284,656)
Depreciation	(300,200)	(201,777)	(186,300)
Disposals	239,196	86,298	108,532
Results in operations with subsidiary and joint ventures (note 3.4)			1,860
Foreign exchange effect	15,278	1,583	(7,889)
Balance at end of the year	(528,075)	(482,349)	(368,453)
Data electronic equipment
Summary of changes in the Right-of-use assets
Balance at beginning of the year	76,220	82,438
Balance at end of the year	63,235	76,220	82,438
Data electronic equipment | Gross carrying amount
Summary of changes in the Right-of-use assets
Balance at beginning of the year	133,484	126,881	120,476
Additions			291
Disposals	(589)		(151)
Remeasurements		6,716	6,456
Results in operations with subsidiary and joint ventures (note 3.4)			(302)
Foreign exchange effect	(98)	(113)	111
Balance at end of the year	132,797	133,484	126,881
Data electronic equipment | Accumulated depreciation
Summary of changes in the Right-of-use assets
Balance at beginning of the year	(57,264)	(44,443)	(30,925)
Depreciation	(12,893)	(12,849)	(13,800)
Disposals	519		97
Results in operations with subsidiary and joint ventures (note 3.4)			230
Foreign exchange effect	76	28	(45)
Balance at end of the year	(69,562)	(57,264)	(44,443)
Others
Summary of changes in the Right-of-use assets
Balance at beginning of the year	121,524	80,734
Balance at end of the year	130,749	121,524	80,734
Others | Gross carrying amount
Summary of changes in the Right-of-use assets
Balance at beginning of the year	219,295	148,121	120,944
Additions	51,738	87,279	36,599
Disposals	(7,962)	(832)	(22,066)
Remeasurements	10,102	6,578	4,045
Foreign exchange effect	(12,947)	(21,851)	8,599
Balance at end of the year	260,226	219,295	148,121
Others | Accumulated depreciation
Summary of changes in the Right-of-use assets
Balance at beginning of the year	(97,771)	(67,387)	(53,179)
Depreciation	(39,996)	(34,574)	(31,750)
Disposals	5,629	568	21,334
Foreign exchange effect	2,661	3,622	(3,792)
Balance at end of the year	R$ (129,477)	R$ (97,771)	R$ (67,387)